3. SIGNIFICANT ACCOUNTING POLICIES: l) New accounting standards and interpretations (Policies)	12 Months Ended
Dec. 31, 2021
Policies
l) New accounting standards and interpretations

l)New accounting standards and interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for the December 31, 2021 reporting period. The Company has not early adopted the following new and revised standards, amendments and interpretations that have been issued but are not yet effective:

•Presentation of financial statements

An amendment to IAS 1 was issued in January 2020 and applies to annual reporting periods beginning on or after January 1, 2023. The amendment clarifies the criterion for classifying a liability as non-current relating to the right to defer settlement of a liability for at least 12 months after the reporting period.

The Company anticipates that the application of the above new and revised standards, amendments and interpretations will have no material impact on its results and financial position.